Share-Based Compensation - Schedule of company's stock option activity of Option plans (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended
Dec. 31, 2022
UK Plan
Number of Options
Number of shares issued	3,547
Exercises of stock options (in Shares)	(3,547)
Weighted Average Remaining Contractual Life
Granted	9 years 4 months 24 days
Exercised	295 years
Aggregate Intrinsic Value
Granted	$ 295
US Plan
Number of Options
Beginning balance
Number of shares issued	3,547
Ending balance	3,547
Exercisable as of December 31, 2022	601
Weighted Average Exercise Price
Beginning balance
Granted	$ 90.5
Ending balance	90.5
Exercisable as of December 31, 2022	$ 90.5
Weighted Average Remaining Contractual Life
Granted	9 years 4 months 24 days
Outstanding as of September 30, 2022	9 years 4 months 24 days
Exercisable as of September 30, 2022	9 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding as of January 18, 2022
Outstanding as of December 31, 2022	$ 1,804
Exercisable as of December 31, 2022	$ 306